FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 17 - FINANCIAL INSTRUMENTS
17.1 Financial assets and liabilities by categories

		At June 30, 2020				At December 31, 2019
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Cash and cash equivalents	10	378	—	—	378	184	—	—	184
Trade receivables	11	—	—	386	386	—	—	393	393
Other financial assets		—	31	—	31	—	29	—	29
Total		378	31	386	795	184	29	393	606

		At June 30, 2020				At December 31, 2019
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	15	712	—	—	712	754	—	—	754
Borrowings	16	2,536	—	—	2,536	2,361	—	—	2,361
Other financial liabilities		—	61	14	75	—	44	14	58
Total		3,248	61	14	3,323	3,115	44	14	3,173

The table below details other financial assets and other financial liabilities positions:

	At June 30, 2020			At December 31, 2019
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Derivatives	9	22	31	7	22	29
Aluminium and premium future contracts	2	11	13	1	8	9
Energy future contracts	—	—	—	—	—	—
Other future contracts	—	—	—	—	—	—
Currency commercial contracts	7	10	17	5	12	17
Currency net debt derivatives	—	1	1	1	2	3
Other financial assets	9	22	31	7	22	29
Derivatives	30	45	75	23	35	58
Aluminium and premium future contracts	9	19	28	4	10	14
Energy future contracts	—	—	—	—	1	1
Other future contracts	1	4	5	2	4	6
Currency commercial contracts	15	21	36	12	16	28
Currency net debt derivatives	5	1	6	5	4	9
Other financial liabilities	30	45	75	23	35	58

17.2 Fair values
All derivatives are presented at fair value in the Unaudited Condensed Interim Consolidated Statement of Financial Position.
The carrying value of the Group’s borrowings at maturity is the redemption value.
The fair value of Constellium SE Senior Notes issued in May 2014, February 2017, November 2017 and June 2020 account for 100.5%, 101.6%, 99.7% and 99.8% respectively of the nominal value and amount to €359 million, €589 million, €844 million and €289 million respectively, at June 30, 2020. The fair value was classified as a Level 1 measurement under the fair value hierarchy provided by IFRS 13 - Fair Value Measurement.
The fair values of the other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.
17.3 Valuation hierarchy
The following table provides an analysis of derivatives measured at fair value, grouped into levels based on the degree to which the fair value is observable:

•	Level 1 valuation is based on a quoted price (unadjusted) in active markets for identical financial instruments. Level 1 includes aluminium, copper and zinc futures that are traded on the LME.

•
Level 2 valuation is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). Level 2 includes foreign exchange derivatives;

•
Level 3 valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At June 30, 2020				At December 31, 2019
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	12	19	—	31	8	21	—	29
Other financial liabilities - derivatives	30	45	—	75	19	39	—	58

There was no transfer of asset and liability categories into or out of Level 1, Level 2 or Level 3 during the six months ended June 30, 2020 and the year ended December 31, 2019.